KRANE SHARES TRUST

KFA Dynamic Fixed Income ETF

(the “Fund”)

Supplement dated April 23, 2020 to the currently effective Summary Prospectus and Statutory Prospectus, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus for the Fund (together, the “Prospectus”) and should be read in conjunction with the Prospectus.

Effective May 1, 2020, the Fund’s Underlying Index, the FTSE US High-Yield Treasury Rotation Index, will be changing its methodology to reconstitute the Underlying Index on a monthly basis. Prior to this date the Underlying Index was reconstituted on a quarterly basis. Accordingly, effective May 1, 2020, the following changes apply to the Fund’s Prospectus:

1.	In the “Principal Investment Strategies” section of the Fund’s Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, to-be-announced transactions representing such components, and investment companies that seek to track the performance of a subset of the Underlying Index or of an index that is correlated to one of the three sub-indexes. As of each monthly reconstitution, the Underlying Index will be fully invested in one of the three following sub-indexes: FTSE US Treasury 1-5 Years Index; FTSE US Treasury 7-10 Years Index; and FTSE US High-Yield Market BB/B-Rated Capped Custom Index. The FTSE US Treasury 1-5 Years Index includes fixed-rate U.S. Treasury bonds with remaining maturities of 1 to 5 years. The FTSE US Treasury 7-10 Years Index includes fixed-rate U.S. Treasury bonds with remaining maturities of 7 to 10 years. The FTSE High-Yield Market BB/B-Rated Capped Custom Index includes high-yield debt (commonly referred to as “junk bonds”) with remaining maturities of at least one year. The Underlying Index will invest in the sub-index with the highest prior three-month returns as of the time of the monthly reconstitution, accordingly, at times, the Underlying Index may be invested only in the FTSE High-Yield Market BB/B-Rated Capped Custom Index.

2.	In the “Principal Investment Strategies” section of the Fund’s Prospectus, the sixth, seventh, and eighth paragraphs are deleted in their entirety and replaced with the following:

As of November 12, 2019, the FTSE US Treasury 1-5 Years Index included 145 issues. As of November 12, 2019, the credit ratings for the rated components in the FTSE US Treasury 1-5 Years Index ranged from AA+ to AA+, as determined by S&P or Moody’s. The FTSE US Treasury 1-5 Years Index is rebalanced monthly.

As of November 12, 2019, the FTSE US Treasury 7-10 Years Index included 18 issues. As of November 12, 2019, the credit ratings for the rated components in the FTSE US Treasury 7-10 Years Index ranged from AA+ to AA+, as determined by S&P or Moody’s. The FTSE US Treasury 7-10 Years Index is rebalanced monthly.

As of November 12, 2019, the FTSE US High-Yield Market BB/B-Rated Capped Custom Index included 794 issues. As of November 12, 2019, the credit ratings for the rated components in the FTSE US High-Yield Market BB/B-Rated Capped Custom Index ranged from BB to B, as determined by S&P or Moody’s. The FTSE US High-Yield Market BB/B-Rated Capped Custom Index is rebalanced monthly.

3.	In the “Additional Information about the Funds - Underlying Index” section of the Fund’s Statutory Prospectus, the first paragraph is deleted in its entirety and replaced with the following:

As of each monthly reconstitution, the Underlying Index will be fully invested in one of the three following sub-indexes: FTSE US Treasury 1-5 Years Index; FTSE US Treasury 7-10 Years Index; and FTSE High-Yield Market BB/B-Rated Capped Custom Index. The FTSE US Treasury 1-5 Years Index includes fixed-rate U.S. Treasury bonds with remaining maturities of 1 to 5 years. The FTSE US Treasury 7-10 Years Index includes fixed-rate U.S. Treasury bonds with remaining maturities of 7 to 10 years. The FTSE High-Yield Market BB/B-Rated Capped Custom Index includes high-yield debt with remaining maturities of at least one year. The Underlying Index will invest in the sub-index with the highest prior three-month returns as of the time of the monthly reconstitution, accordingly, at times, the Underlying Index may be invested only in the FTSE High-Yield Market BB/B-Rated Capped Custom Index.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.